INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Corporate income tax rate (in percent)	2100.00%	2100.00%
Net operating loss carryforward	$ 28,200,000	$ 14,994,000
Description of operating loss expiry date	2030